Trade and other payables - Currency Split (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables
Carrying value	£ 1,187	£ 1,215
Pound sterling
Trade and other payables
Carrying value	165	164
Euro
Trade and other payables
Carrying value	227	238
US dollar
Trade and other payables
Carrying value	532	542
Other currencies
Trade and other payables
Carrying value	£ 263	£ 271